RELATED-PARTY TRANSACTIONS - Intercompany loans (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Liabilities		R$ (24,992)
Joint ventures
RELATED PARTY TRANSACTIONS
Liabilities		(24,992)
Net financial (expense) income			R$ (199)
Bradley Steel Processors
RELATED PARTY TRANSACTIONS
Liabilities		R$ (24,992)